Segment Reporting - Schedule of Operating Financial Results of the Group’s Segment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Operating Financial Results of the Group’s Segment [Abstract]
Revenues	$ 20,229,180	$ 18,543,447	$ 18,625,375
Less: Significant other segment expense
Cost of revenues	(15,200,653)	(14,137,109)	(15,123,980)
Selling and marketing	(1,552,533)	(1,479,606)	(1,177,227)
General and administrative	(2,184,916)	(1,879,314)	(923,987)
Interest expenses, net	39,400	(8,347)	(9,920)
Other income, net	9,769	7,285	31,042
Income tax expenses	(117,091)	(95,491)
Net income	$ 1,223,156	$ 950,865	$ 1,421,303